Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of effective tax rate differed from the U.S. federal statutory rate
Federal tax benefit at statutory rate	(34.00%)	(34.00%)
Permanent differences	20.10%	(6.70%)
State tax benefit, net of Federal benefits	1.20%	0.80%
Other	(2.40%)	0.30%
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate	1.60%	2.80%
Net change in valuation allowance	12.90%	(29.50%)
Foreign tax credits	(1.60%)	(2.80%)
(Benefit)	(2.20%)	(69.10%)